Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Parent Company Balance Sheets	PARENT COMPANY BALANCE SHEETS
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	17,660,758	3,578,051	505,182
Short term investment	27,761,919	378,843,373	53,488,553
Other receivables – intercompany	875,276,939	733,775,060	103,601,036
Total current assets	920,699,616	1,116,196,484	157,594,771
NON-CURRENT ASSETS
Other receivable-related parties	49,794,054	-	-
Investment in subsidiaries	80,972,615	-	-
Total non-current assets	130,766,669	-	-
Total assets	1,051,466,285	1,116,196,484	157,594,771
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables	-	68,209,284	9,630,407
Other payables - intercompany	-	999,427	141,108
Total liabilities	-	69,208,711	9,771,515
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2022 and 2023	13,095	13,095	1,849
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 153,300,513 shares and 176,300,513 shares issued and outstanding of December 31, 2022 and 2023	102,127	117,681	16,615
Additional paid-in capital	1,552,410,496	1,608,052,978	227,039,544
Accumulated deficit	(517,971,017)	(646,273,236)	(91,246,733)
Statutory reserves	24,478,153	25,647,972	3,621,214
Accumulated other comprehensive loss	(7,566,569)	59,429,283	8,390,767
Total shareholders’ equity	1,051,466,285	1,046,987,773	147,823,256
Total liabilities and shareholders’ equity	1,051,466,285	1,116,196,484	157,594,771

Schedule of Parent Company Statements of Operations and Comprehensive Loss	PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	(10,704,897)	(7,372,851)	(4,400,226)	(621,264)
Research and development	(27,394,359)	(242,803,298)	-	-
Stock compensation	(10,582,557)	(6,447,471)	(55,171,257)	(7,789,580)
Total operating expenses	(48,681,813)	(256,623,620)	(59,571,483)	(8,410,844)
LOSS FROM OPERATIONS	(48,681,813)	(256,623,620)	(59,571,483)	(8,410,844)
OTHER INCOME (EXPENSE)
Investment income (loss)	2,491,671	(29,052,387)	8,645,424	1,220,640
Interest income	2,408	78,931	3,697,152	521,998
Finance expense	(21,282)	(22,526)	(100,698)	(14,217)
Other income (expense), net	503,806	3,452,034	-	-
Equity income (loss) of subsidiaries	(190,267,969)	(75,563,525)	(80,972,615)	(11,432,450)
Total other income (expense), net	(187,291,366)	(101,107,473)	(68,730,737)	(9,704,029)
NET LOSS	(235,973,179)	(357,731,093)	(128,302,220)	(18,114,873)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(19,536,206)	47,403,782	66,841,729	9,437,323
COMPREHENSIVE LOSS	(255,509,385)	(310,327,311)	(61,460,491)	(8,677,550)

Schedule of Parent Company Statements of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(235,973,179)	(357,731,093)	(128,302,220)	(18,114,873)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	10,582,557	6,447,471	56,827,855	8,023,473
(Gain) loss from short term investment	(2,491,671)	29,052,387	(8,645,424)	(1,220,640)
Equity (income) loss of subsidiaries and VIEs	190,267,969	75,563,525	-	-
Change in operating assets and liabilities
Other receivable - related parties	-	-	49,794,054	7,030,377
Other payables			68,209,284	9,630,407
Intercompany	(199,216,770)	(140,366,420)	142,501,305	20,119,630
Prepaid expenses	1,571,484	-	-	-
Net cash used in operating activities	(235,259,610)	(387,034,130)	180,384,854	25,468,374
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(98,023,653)	(314,610,239)	(342,436,029)	(48,348,233)
Redemptions of short term investments	99,084,663	294,130,260	-	-
Long term investment in subsidiaries	870,953	-	80,972,615	11,432,450
Net cash (used in) provided by investing activities	1,931,963	(20,479,979)	(261,463,414)	(36,915,783)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net	508,132,968	-	-	-
Repayment to related party loans	(2,274,154)	-	-	-
Sale of subsidiary’s noncontrolling interest	87,369,300	-	-	-
Net cash provided by financing activities	593,228,114	-	-	-
EFFECT OF EXCHANGE RATE ON CASH	(12,519,279)	22,723,004	66,995,853	9,416,802
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	347,381,188	(384,791,105)	(14,082,707)	(2,030,607)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	55,070,675	402,451,863	17,660,758	2,535,789
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	402,451,863	17,660,758	3,578,051	505,182
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash and cash equivalents	402,451,863	17,660,758	3,578,051	505,182
Restricted cash	-	-	-	-
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	402,451,863	17,660,758	3,578,051	505,182